UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21357

Franklin Templeton Limited Duration Income Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end:   03/31

Date of reporting period:  6/30/13

Item 1. Schedule of Investments.

Franklin Templeton Limited Duration Income Trust
Statement of Investments, June 30, 2013 (unaudited)

	Country	Shares	Value
Common Stocks and Other Equity Interests 0.2%			
Materials 0.2%			
[a,b]NewPage Corp., Litigation Trust	United States	1,500,000	$ —
[a,c]NewPage Holdings Inc.	United States	6,000	525,000
			525,000
Transportation 0.0%[†]			
[a,c]CEVA Holdings LLC	United Kingdom	112	100,926
Total Common Stocks and Other Equity Interests (Cost $1,513,315)			625,926
Convertible Preferred Stocks 0.1%			
Transportation 0.1%			
[a,c]CEVA Holdings LLC, cvt. pfd., A-1	United Kingdom	6	7,200
[a,c]CEVA Holdings LLC, cvt. pfd., A-2	United Kingdom	243	218,475
Total Convertible Preferred Stocks (Cost $361,908)			225,675
		Principal Amount[*]	
Corporate Bonds 49.1%			
Automobiles & Components 0.4%			
The Goodyear Tire & Rubber Co., senior note, 6.50%, 3/01/21	United States	1,300,000	1,327,625
Banks 1.6%			
CIT Group Inc.,			
4.25%, 8/15/17	United States	1,500,000	1,513,125
senior note, 5.00%, 5/15/17	United States	1,200,000	1,231,500
[d]senior note, 144A, 6.625%, 4/01/18	United States	500,000	542,500
[d]Provident Fund Associates LP/Finance Corp., senior note, 144A, 6.75%, 6/15/21	United States	300,000	300,750
Royal Bank of Scotland Group PLC, sub. note, 6.125%, 12/15/22	United Kingdom	1,000,000	954,375
The Royal Bank of Scotland PLC, sub. note, 6.934%, 4/09/18	United Kingdom	1,100,000 EUR	1,501,616
			6,043,866
Capital Goods 1.5%			
[d]Abengoa Finance SAU, senior note, 144A, 8.875%, 11/01/17	Spain	2,000,000	1,886,250
Meritor Inc., senior note, 10.625%, 3/15/18	United States	1,200,000	1,305,000
Navistar International Corp., senior note, 8.25%, 11/01/21	United States	1,400,000	1,382,500
[d]Zachry Holdings Inc., senior note, 144A, 7.50%, 2/01/20	United States	900,000	931,500
			5,505,250
Commercial & Professional Services 1.0%			
[d]ADS Waste Escrow Corp., senior note, 144A, 8.25%, 10/01/20	United States	1,800,000	1,845,000
[d]Algeco Scotsman Global Finance PLC, secured note, 144A, 8.50%, 10/15/18	United Kingdom	1,500,000	1,500,000
[d,f]Igloo Holdings Corp., senior note, 144A, PIK, 8.25%, 12/15/17	United States	400,000	410,000
			3,755,000
Consumer Durables & Apparel 1.2%			
Shea Homes LP/Funding Corp., senior secured note, 8.625%, 5/15/19	United States	1,300,000	1,394,250
[d]SIWF Merger Sub Inc./Springs Industries Inc., senior secured note, 144A, 6.25%, 6/01/21	United States	300,000	294,750
[d]Taylor Morrison Communities Inc./Monarch Communities Inc., senior note, 144A,			
7.75%, 4/15/20	United States	722,000	781,565
5.25%, 4/15/21	United States	500,000	476,250
Visant Corp., senior note, 10.00%, 10/01/17	United States	1,500,000	1,391,250
			4,338,065
Consumer Services 2.4%			
ClubCorp Club Operations Inc., senior note, 10.00%, 12/01/18	United States	1,400,000	1,519,000
Harrah's Operating Co. Inc., senior secured note, 11.25%, 6/01/17	United States	2,500,000	2,609,375
[d]Landry's Inc., senior note, 144A, 9.375%, 5/01/20	United States	900,000	954,000
MGM Resorts International, senior note, 8.625%, 2/01/19	United States	2,500,000	2,837,500
[d]Shingle Springs Tribal Gaming Authority, senior note, 144A, 9.375%, 6/15/15	United States	1,200,000	1,191,000
			9,110,875
Diversified Financials 3.0%			
Ally Financial Inc., senior note,			
4.50%, 2/11/14	United States	1,000,000	1,011,000
6.25%, 12/01/17	United States	2,000,000	2,146,354

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Limited Duration Income Trust
Statement of Investments, June 30, 2013 (unaudited) *(continued)*

[f]Bank of America Corp., pfd., sub. bond, M, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	3,000,000	3,390,000
E*TRADE Financial Corp., senior note, 6.375%, 11/15/19	United States	800,000	816,000
[d]General Motors Financial Co. Inc., senior note, 144A, 3.25%, 5/15/18	United States	500,000	487,500
[d]International Lease Finance Corp., senior secured note, 144A, 6.75%, 9/01/16	United States	1,000,000	1,085,000
[d]Neuberger Berman Group LLC/Finance Corp., senior note, 144A, 5.625%, 3/15/20	United States	700,000	728,000
[d]Nuveen Investments Inc., senior note, 144A, 9.125%, 10/15/17	United States	1,500,000	1,511,250
SLM Corp., senior note, 8.45%, 6/15/18	United States	100,000	111,500
			11,286,604
Energy 10.2%			
CHC Helicopter SA, senior secured note, first lien, 9.25%, 10/15/20	Canada	2,000,000	2,053,750
Chesapeake Energy Corp., senior note,			
6.625%, 8/15/20	United States	2,500,000	2,700,000
6.125%, 2/15/21	United States	1,000,000	1,055,000
CONSOL Energy Inc., senior note, 8.00%, 4/01/17	United States	1,200,000	1,269,000
Crosstex Energy LP/Crosstex Energy Finance Corp., senior note, 8.875%, 2/15/18	United States	1,500,000	1,597,500
[d]Drill Rigs Holdings Inc., secured note, 144A, 6.50%, 10/01/17	United States	900,000	902,250
Energy Transfer Equity LP, senior note, 7.50%, 10/15/20	United States	2,100,000	2,304,750
EPL Oil & Gas Inc., senior note, 8.25%, 2/15/18	United States	1,000,000	1,035,000
[d]Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	United Kingdom	1,807,000	1,906,385
Halcon Resources Corp., senior note, 8.875%, 5/15/21	United States	1,000,000	975,000
Kodiak Oil & Gas Corp., senior note,			
8.125%, 12/01/19	United States	900,000	981,000
[d]144A, 5.50%, 1/15/21	United States	300,000	292,875
Linn Energy LLC/Finance Corp., senior note,			
8.625%, 4/15/20	United States	1,500,000	1,582,500
7.75%, 2/01/21	United States	900,000	906,750
Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note,			
8.875%, 4/01/18	United States	878,000	928,485
[d]144A, 7.25%, 2/15/21	United States	700,000	705,250
[d]Midstates Petroleum Co. Inc. /LLC, senior note, 144A, 9.25%, 6/01/21	United States	700,000	658,875
Offshore Group Investment Ltd.,			
[d]first lien, 144A, 7.125%, 4/01/23	United States	600,000	592,500
senior secured note, first lien, 7.50%, 11/01/19	United States	900,000	941,625
Peabody Energy Corp., senior note, 6.00%, 11/15/18	United States	2,500,000	2,515,625
[d]Penn Virginia Corp., senior note, 144A, 8.50%, 5/01/20	United States	700,000	680,750
Penn Virginia Resource Partners LP/Finance Corp. II, senior note,			
8.375%, 6/01/20	United States	800,000	848,000
[d]144A, 6.50%, 5/15/21	United States	300,000	289,500
Plains Exploration & Production Co., senior note,			
6.125%, 6/15/19	United States	900,000	954,969
6.50%, 11/15/20	United States	500,000	530,524
6.625%, 5/01/21	United States	500,000	529,713
QR Energy LP/QRE Finance, senior note, 9.25%, 8/01/20	United States	1,100,000	1,135,750
Quicksilver Resources Inc., senior note, 9.125%, 8/15/19	United States	1,500,000	1,282,500
[d]Sabine Pass Liquefaction LLC, secured note, 144A, 5.625%, 2/01/21	United States	1,800,000	1,750,500
[d]Samson Investment Co., senior note, 144A, 9.75%, 2/15/20	United States	1,800,000	1,905,750
[d]Sanchez Energy Corp., senior note, 144A, 7.75%, 6/15/21	United States	800,000	792,000
W&T Offshore Inc., senior note, 8.50%, 6/15/19	United States	1,500,000	1,556,250
			38,160,326
Food & Staples Retailing 0.3%			
Rite Aid Corp., senior secured note, 8.00%, 8/15/20	United States	900,000	1,001,250
Food, Beverage & Tobacco 1.2%			
[d]Barry Callebaut Services SA, senior note, 144A, 5.50%, 6/15/23	Belgium	500,000	509,375
Constellation Brands Inc., senior note, 3.75%, 5/01/21	United States	400,000	375,500
Del Monte Corp., senior note, 7.625%, 2/15/19	United States	2,000,000	2,065,000
[d]JBS USA LLC/Finance Inc., senior note, 144A, 8.25%, 2/01/20	United States	1,600,000	1,684,000
			4,633,875
Health Care Equipment & Services 2.3%			
[d]Alere Inc.,			
senior note, 144A, 7.25%, 7/01/18	United States	1,300,000	1,384,500
senior sub. note, 144A, 6.50%, 6/15/20	United States	200,000	194,750
CHS/Community Health Systems Inc.,			
senior note, 8.00%, 11/15/19	United States	1,100,000	1,175,625

Franklin Templeton Limited Duration Income Trust

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

senior note, 7.125%, 7/15/20	United States	400,000		413,000
senior secured note, 5.125%, 8/15/18	United States	900,000		915,750
DJO Finance LLC/DJO Finance Corp., second lien, 8.75%, 3/15/18	United States	500,000		542,500
Emergency Medical Services Corp., senior note, 8.125%, 6/01/19	United States	700,000		747,250
HCA Inc.,				
senior note, 7.50%, 2/15/22	United States	1,000,000		1,110,000
senior note, 5.875%, 5/01/23	United States	1,000,000		1,002,500
senior secured note, 5.875%, 3/15/22	United States	1,000,000		1,028,750
				8,514,625
Materials 7.7%				
ArcelorMittal, senior note, 5.00%, 2/25/17	Luxembourg	3,000,000		3,052,500
[d]Ardagh Packaging Finance PLC, senior note, 144A, 9.125%, 10/15/20	Luxembourg	700,000		747,250
[d]Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., senior note, 144A, 7.00%, 11/15/20	Luxembourg	300,000		290,063
[d]Ashland Inc., senior note, 144A, 3.875%, 4/15/18	United States	600,000		596,250
[d]Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18	Australia	800,000		739,000
[d]BlueScope Steel Ltd./BlueScope Steel Finance, senior note, 144A, 7.125%, 5/01/18	Australia	1,800,000		1,813,500
[d]Cemex SAB de CV,				
secured note, 144A, 5.875%, 3/25/19	Mexico	200,000		194,875
senior secured note, 144A, 9.00%, 1/11/18	Mexico	2,000,000		2,110,000
[d]Eldorado Gold Corp., senior note, 144A, 6.125%, 12/15/20	Canada	1,000,000		970,000
Euramax International Inc., senior secured note, 9.50%, 4/01/16	United States	700,000		673,750
[d]FMG Resources (August 2006) Pty. Ltd., senior note, 144A,				
7.00%, 11/01/15	Australia	500,000		503,407
6.875%, 2/01/18	Australia	1,500,000		1,486,875
8.25%, 11/01/19	Australia	500,000		517,500
[d]Ineos Group Holdings SA,				
secured note, second lien, 144A, 7.875%, 2/15/16	Switzerland	471,560	EUR	616,593
senior note, 144A, 6.50%, 8/15/18	United Kingdom	600,000	EUR	748,817
[d]Inmet Mining Corp., senior note, 144A,				
8.75%, 6/01/20	Canada	1,900,000		1,952,250
7.50%, 6/01/21	Canada	300,000		288,750
[d]Kerling PLC, senior secured note, 144A, 10.625%, 2/01/17	United Kingdom	1,400,000	EUR	1,914,036
[d]Murray Energy Corp., senior secured note, 144A, 8.625%, 6/15/21	United States	400,000		402,000
Novelis Inc., senior note,				
8.375%, 12/15/17	Canada	500,000		532,500
8.75%, 12/15/20	Canada	900,000		969,750
[d]Orion Engineered Carbons Bondco GmbH, senior secured note, first lien, 144A, 9.625%, 6/15/18	Germany	850,000		927,562
[d,f]Orion Engineered Carbons Finance & Co. SCA, senior note, 144A, PIK, 9.25%, 8/01/19	Luxembourg	200,000		201,000
[d]Perstorp Holding AB, first lien, 144A, 8.75%, 5/15/17	Sweden	1,900,000		1,909,500
[d]Rain CII Carbon LLC/Corp., second lien, 144A, 8.25%, 1/15/21	United States	400,000		402,000
Reynolds Group Issuer Inc./LLC/SA,				
senior note, 8.50%, 5/15/18	United States	1,000,000		1,035,000
senior note, 9.00%, 4/15/19	United States	100,000		103,750
senior note, 8.25%, 2/15/21	United States	600,000		596,250
senior secured note, 7.125%, 4/15/19	United States	500,000		530,625
[d]Sealed Air Corp., senior note, 144A,				
8.125%, 9/15/19	United States	1,000,000		1,120,000
6.50%, 12/01/20	United States	200,000		212,000
[d]U.S. Coatings Acquisition Inc./Flash Dutch 2 BV, senior note, 144A, 7.375%, 5/01/21	United States	400,000		412,000
				28,569,353
Media 4.2%				
Cablevision Systems Corp., senior note, 8.625%, 9/15/17	United States	1,000,000		1,140,000
Clear Channel Communications Inc.,				
senior note, 9.00%, 3/01/21	United States	2,500,000		2,387,500
[d]senior secured note, first lien, 144A, 9.00%, 12/15/19	United States	500,000		487,500
Clear Channel Worldwide Holdings Inc.,				
[d]senior note, 144A, 6.50%, 11/15/22	United States	700,000		724,500
senior sub. note, 7.625%, 3/15/20	United States	800,000		832,000
CSC Holdings LLC, senior note, 6.75%, 11/15/21	United States	1,500,000		1,623,750
DISH DBS Corp., senior note,				
7.125%, 2/01/16	United States	2,000,000		2,175,000
5.875%, 7/15/22	United States	500,000		510,000

Franklin Templeton Limited Duration Income Trust
Statement of Investments, June 30, 2013 (unaudited) *(continued)*

[d,e]Wind Acquisition Holdings Finance SA, senior secured note, 144A, PIK, 12.25%, 7/15/17	Italy	576,927	EUR	728,356
				16,889,574
Transportation 0.4%				
[c]CEVA Group PLC, senior note, first lien, 144A, 4.00%, 5/01/18	United Kingdom	300,000		246,000
HDTFS Inc., senior note, 5.875%, 10/15/20	United States	200,000		207,000
Hertz Corp., senior note, 6.75%, 4/15/19	United States	1,000,000		1,062,500
				1,515,500
Utilities 1.4%				
[d]Calpine Corp., senior secured note, 144A,				
7.875%, 7/31/20	United States	538,000		586,420
7.50%, 2/15/21	United States	904,000		969,540
7.875%, 1/15/23	United States	448,000		483,840
[d]InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	1,000,000		975,625
[d]LBC Tank Terminal Holding Netherlands BV, senior bond, 144A, 6.875%, 5/15/23	Belgium	200,000		201,500
[d]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc., senior secured note, 144A, 11.50%, 10/01/20	United States	2,900,000		2,182,250
				5,399,175
Total Corporate Bonds (Cost $178,065,820)				183,282,792
[f]**Senior Floating Rate Interests 49.8%**				
Automobiles & Components 1.9%				
August LuxUK Holding Co., Lux Term B-1 Loan, 5.00%, 4/27/18	Luxembourg	493,657		493,348
August U.S. Holding Co. Inc., U.S. Term B-1 Loan, 5.00%, 4/27/18	United States	509,418		509,100
Chrysler Group LLC, Term Loan B, 4.25%, 5/24/17	United States	2,940,000		2,947,232
Federal-Mogul Corp., Tranche B Term Loan, 2.128% - 2.138%, 12/27/14	United States	1,983,902		1,898,523
FRAM Group Holdings Inc. (Autoparts Holdings), Second Lien Term Loan, 10.50%, 1/29/18	United States	298,246		290,044
UCI International Inc., Term Loan, 5.50%, 7/26/17	United States	1,061,490		1,068,124
				7,206,371
Capital Goods 2.2%				
Accudyne Industries LLC (Silver II U.S. Holdings/Hamilton), 2013 Specified Refinancing Term Loan, 4.00%, 12/13/19	Luxembourg	1,592,000		1,572,355
AWAS Finance Luxembourg 2012 SA, Term Loan, 4.00%, 7/16/18	Luxembourg	714,924		723,861
Sensus USA Inc.,				
Second Lien Term Loan, 8.50%, 5/09/18	United States	1,000,000		1,003,125
Term Loan, 4.75%, 5/09/17	United States	1,012,579		1,011,736
Terex Corp., U.S. Term Loan, 4.50%, 4/28/17	United States	1,491,943		1,508,727
Tomkins LLC and Tomkins Inc., Term B-2 Loan, 3.75%, 9/21/16	United States	2,256,091		2,270,898
				8,090,702
Commercial & Professional Services 3.7%				
ADS Waste Holdings Inc., Tranche B Term Loan, 4.25%, 10/09/19	United States	3,757,390		3,750,345
ARAMARK Corp.,				
Extended Synthetic L/C, 3.545%, 7/26/16	United States	174,490		175,116
Term Loan B Extended, 3.776%, 7/26/16	United States	2,653,233		2,662,753
U.S. Term D Loan, 4.00%, 8/22/19	United States	730,000		733,285
Interactive Data Corp., Term B Loan, 3.75%, 2/11/18	United States	2,415,600		2,408,051
KAR Auction Services Inc. (Adesa), Term Loan, 3.75%, 5/19/17	United States	1,584,225		1,591,156
Nielsen Finance LLC (VNU Inc.), Class E Dollar Term Loan, 2.943%, 5/01/16	United States	2,420,637		2,430,924
				13,751,630
Consumer Durables & Apparel 1.0%				
Visant Corp. (Jostens), New Loan, 5.25%, 12/22/16	United States	3,658,446		3,503,617
				3,503,617
Consumer Services 4.1%				
24 Hour Fitness Worldwide Inc., New Tranche B Term Loan, 5.25%, 4/22/16	United States	1,940,013		1,959,413
Bright Horizons Family Solutions LLC, Term B Loan, 4.00% - 5.25%, 1/30/20	United States	3,848,216		3,866,013
Burger King Corp., Tranche B Term Loan, 3.75%, 9/28/19	United States	1,050,952		1,056,770
Caesars Entertainment Operating Co. Inc., Term Loan B-4, 9.50%, 10/31/16	United States	2,403,962		2,394,279
Four Seasons Holdings Inc., Second Lien Term Loan, 7.50%, 12/27/20	Canada	670,000		677,119
Four Seasons Hotels Inc., First Lien Term Loan, 5.50%, 6/27/20	Canada	670,000		672,512
Pinnacle Entertainment Inc., Series A Incremental Term Loans, 4.00%, 3/19/19	United States	711,000		713,000

Franklin Templeton Limited Duration Income Trust
Statement of Investments, June 30, 2013 (unaudited) *(continued)*

Scientific Games International Inc., Term Loan B, 5.50%, 8/28/20	United States	2,000,000	1,978,928
Tropicana Entertainment Inc., Loans, 7.50%, 3/16/18	United States	1,975,000	1,994,750
			15,312,784
Diversified Financials 1.5%			
Asurion LLC,			
Incremental Tranche B-1 Term Loan, 4.50%, 5/24/19	United States	1,407,699	1,398,021
Term Loan B-2, 5.00%, 6/24/20	United States	430,000	417,100
Trans Union LLC, 2013 Replacement Term Loan, 4.25%, 2/10/19	United States	3,848,555	3,872,609
			5,687,730
Energy 0.9%			
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15	United States	847,434	849,553
Pacific Drilling SA, Term Loan, 4.50%, 6/03/18	Luxembourg	610,000	608,704
Samson Investment Co., Second Lien Initial Term Loan, 6.00%, 9/25/18	United States	2,000,000	2,000,000
			3,458,257
Food & Staples Retailing 1.8%			
AdvancePierre Foods Inc.,			
Loans, 5.75%, 7/10/17	United States	1,566,075	1,578,474
Second Lien Term Loan, 9.50%, 10/10/17	United States	2,040,000	2,084,201
Dole Food Co./Solvest Ltd., Tranche B Term Loan, 3.75% - 5.00%, 4/01/20	United States	2,311,572	2,306,273
[h]Rite Aid Corp., Tranche 2 Term Loan, 6.125%, 6/21/21	United States	790,000	789,012
			6,757,960
Food, Beverage & Tobacco 1.9%			
Del Monte Foods Co., Initial Term Loans, 4.00%, 3/08/18	United States	2,510,449	2,505,471
H.J. Heinz Co., Term B-2 Loan, 3.50%, 6/05/20	United States	2,704,203	2,707,408
Pinnacle Foods Finance LLC, Tranche G Term Loan, 3.25%, 4/29/20	United States	1,895,250	1,887,945
			7,100,824
Health Care Equipment & Services 4.5%			
Alere Inc., B Term Loan, 4.25%, 6/30/17	United States	2,157,150	2,167,936
Ardent Medical Services Inc.,			
Second Lien Term Loan, 11.00%, 1/02/19	United States	650,000	660,563
Term Loan, 6.75%, 7/02/18	United States	417,900	420,164
Bausch & Lomb Inc., Parent Term Loans, 4.00%, 5/18/19	United States	1,376,126	1,379,738
Carestream Health Inc., Second Lien Loan, 9.50%, 12/07/19	United States	1,000,000	981,667
Community Health Systems Inc., New Extended Term Loan, 3.773% - 3.776%, 1/25/17	United States	1,316,681	1,319,972
DaVita HealthCare Partners Inc., Tranche B-2 Term Loan, 4.00%, 8/24/19	United States	2,895,450	2,906,039
Envision Healthcare Corp. (Emergency Medical), Initial Term Loan, 4.00%, 5/25/18	United States	2,087,095	2,086,350
Iasis Healthcare LLC, Term B-2 Loan, 4.50%, 5/03/18	United States	1,760,276	1,761,596
Kinetic Concepts Inc., Term D-2 Loan, 4.00%, 11/04/16	United States	1,970,100	1,971,741
U.S. Renal Care Inc., Initial Term Loan, 6.25%, 7/03/19	United States	990,000	993,713
Vanguard Health Holding Co. II LLC, Term B Loan, 3.75%, 1/29/16	United States	6,122	6,154
			16,655,633
Household & Personal Products 0.8%			
Apex Tool Group LLC, Term Loan, 4.50%, 2/01/20	United States	1,376,550	1,379,417
Revlon Consumer Products Corp., Term Loan B, 4.00%, 11/19/17	United States	1,606,088	1,622,652
			3,002,069
Insurance 0.2%			
CNO Financial Group Inc. (fka Conseco), Tranche B-2 Term Loan, 3.75%, 9/28/18	United States	911,904	923,303
Materials 5.8%			
Arch Coal Inc., Term Loans, 5.75%, 5/16/18	United States	1,016,426	1,012,932
Axalta Coating Systems U.S. Holdings Inc., Initial Term B Loans, 4.75%, 2/01/20	United States	1,935,150	1,939,125
Berry Plastics Corp., Term D Loan, 3.50%, 2/08/20	United States	1,027,425	1,017,441
BWAY Holding Co., Initial Term Loan, 4.50%, 8/06/17	United States	945,250	949,976
Exopack LLC/Cello-Foil Products Inc., Term B Loan, 5.00%, 5/31/17	United States	1,186,972	1,186,972
FMG America Finance Inc. (Fortescue Metals Group), Loans, 5.25%, 10/18/17	United States	2,501,100	2,490,853
Ineos U.S. Finance LLC, Dollar Term Loan, 4.00%, 5/04/18	United States	960,737	945,025
Kronos Worldwide Inc., Initial Term Loan, 7.00%, 6/13/18	United States	250,000	251,328
MacDermid Holdings LLC,			
[h]First Lien Tranche B Term Loan, 4.00%, 6/07/20	United States	1,000,000	998,125
Second Lien Tranche B Term Loan, 7.75%, 12/07/20	United States	140,000	142,100
NewPage Corp., Term Loan, 7.75%, 12/21/18	United States	995,000	1,009,096
Reynolds Group Holdings Inc., U.S. Term Loan, 4.75%, 9/28/18	United States	2,527,084	2,537,086

Franklin Templeton Limited Duration Income Trust

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

Road Infrastructure Investment LLC (Ennis Flint), First Lien Term Loan, 6.25%, 3/30/18	United States	974,752	980,845
Taminco Global Chemical Corp., Tranche B-2 Dollar Term Loan, 4.25%, 2/15/19	United States	1,975,075	1,983,716
Tronox Pigments (Netherlands) BV, Term Loan, 4.50%, 3/19/20	Netherlands	1,380,000	1,388,872
Univar Inc., Term B Loan, 5.00%, 6/30/17	United States	1,984,750	1,945,986
Walter Energy Inc., B Term Loan, 5.75%, 4/01/18	United States	698,699	688,413
			21,467,891
Media 6.1%			
Bresnan Broadband Holdings LLC, Term Loan B, 5.25%, 12/14/17	United States	1,328,992	1,335,776
[h]Charter Communications Operating LLC, Term E Loan, 4.50%, 7/01/20	United States	970,000	963,104
Clear Channel Communications Inc.,			
Tranche B Term Loan, 3.845%, 1/29/16	United States	191,987	176,052
Tranche D Term Loan, FRN, 6.75%, 1/30/19	United States	566,279	517,615
Cumulus Media Holdings Inc.,			
Second Lien Term Loan, 7.50%, 9/16/19	United States	1,500,000	1,534,687
Term Loan B, 4.50%, 9/16/18	United States	2,111,623	2,122,181
Dex Media West LLC, Term Loan B, 8.00%, 12/30/16	United States	1,212,561	1,013,246
Entercom Radio LLC, Term B-1 Loan, 5.00% - 6.00%, 11/23/18	United States	861,333	871,382
FoxCo Acquisition Sub LLC, Initial Term Loan, 5.50%, 7/14/17	United States	2,273,553	2,300,079
Gray Television Inc., Initial Term Loan, 4.75%, 10/12/19	United States	1,591,420	1,604,350
National CineMedia LLC, New Term Loan, 2.95%, 11/26/19	United States	1,150,000	1,158,625
Nine Entertainment Group Pty. Ltd., Term B Loan, 3.50%, 2/05/20	Australia	2,000,000	1,995,834
R.H. Donnelley Inc., Term Loan B, 9.75%, 12/30/16	United States	891,032	684,758
[h]TWCC Holding Corp., Second Lien Term Loan, 8.25%, 6/26/20	United States	640,000	648,000
Univision Communications Inc.,			
2013 Incremental Term Loan, 4.00%, 3/01/20	United States	1,007,475	990,384
2013 New First-Lien Term Loan, 4.50%, 3/01/20	United States	628,425	623,936
[h]Virgin Media Investment Holdings Ltd., B Facility, 5.00%, 6/07/20	United States	3,100,000	3,075,783
[h]WMG Acquisition Corp.,			
Tranche B Refinancing Term Loan, 5.00%, 7/01/20	United States	386,353	384,582
Tranche B Term Loan, 5.00%, 7/01/20	United States	650,000	645,532
			22,645,906
Pharmaceuticals, Biotechnology & Life Sciences 1.9%			
Aptalis Pharma Inc. (Axcan), Term B-2 Loan, 5.50%, 2/11/17	United States	987,500	991,203
Par Pharmaceutical Cos. Inc., Term B-1 Loan, 4.25%, 9/30/19	United States	1,990,000	1,980,938
Pharmaceutical Product Development LLC, Term Loan, 4.25%, 12/05/18	United States	2,078,456	2,085,817
Valeant Pharmaceuticals International Inc., Series D-1 Tranche B Term Loan, 3.50%, 2/13/19	Canada	1,895,699	1,883,654
			6,941,612
Retailing 3.9%			
Academy Ltd., Initial Term Loans, 4.50%, 8/03/18	United States	1,014,608	1,019,999
American Builders & Contractors Supply Co. Inc., Term B Loans, 3.50%, 4/16/20	United States	1,070,000	1,064,268
BJ's Wholesale Club Inc., 2013 Replacement Loans, 4.25%, 9/26/19	United States	2,207,368	2,204,954
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19	United States	2,977,500	3,011,741
Jo-Ann Stores Inc., Term B Loan, 4.00%, 3/18/18	United States	1,918,994	1,919,594
Neiman Marcus Group Inc., Loans, 4.00%, 5/16/18	United States	1,750,000	1,746,582
Party City Holdings Inc., 2013 Replacement Term Loan, 4.25%, 7/27/19	United States	2,709,559	2,707,020
Prestige Brands Inc., Term B-1 Loan, 3.75%, 1/31/19	United States	1,022,791	1,029,397
			14,703,555
Semiconductors & Semiconductor Equipment 0.3%			
Freescale Semiconductor Inc., Tranche B-4 Term Loan, 5.00%, 2/28/20	United States	997,500	990,954
Software & Services 1.8%			
Blue Coat Systems Inc., Second Lien Loans, 10.75%, 6/28/20	United States	880,000	878,900
SunGard Data Systems Inc.,			
Tranche A U.S. Term Loan, 1.942%, 2/28/14	United States	34,629	34,596
Tranche E Term Loan, 4.00%, 3/08/20	United States	2,317,309	2,326,965
Web.com Group Inc., 1st Lien Term Loan, 4.50%, 10/27/17	United States	1,894,797	1,914,535
West Corp., Term B-8 Loan, 3.75%, 6/30/18	United States	1,728,002	1,731,026
			6,886,022
Technology Hardware & Equipment 0.6%			
Alcatel-Lucent USA Inc., U.S. Term Loan, 7.25%, 1/30/19	United States	815,900	824,909

Franklin Templeton Limited Duration Income Trust

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

Telesat Canada/Telesat LLC, U.S. Term B-2 Loan, 3.50%, 3/28/19	Canada	1,502,450		1,504,799
				2,329,708
Telecommunication Services 2.3%				
Genesys Telecom Holdings U.S. Inc.,				
Dollar Term Loan, 4.00%, 2/08/20	United States	393,300		394,038
Series 1 Incremental Term Loan, 5.25%, 6/27/20	United States	710,000		711,331
Intelsat Jackson Holdings SA, Tranche B-1 Term Loan, 4.25%, 4/02/18	Luxembourg	3,539,251		3,551,419
NTELOS Inc., Term B Advance, 5.75%, 11/11/19	United States	2,985,000		2,963,857
Zayo Group LLC, Term Loan, 4.50%, 7/02/19	United States	1,089,000		1,089,681
				8,710,326
Transportation 1.8%				
Avis Budget Car Rental LLC, Tranche B Term Loan, 3.00%, 3/15/19	United States	2,098,847		2,094,257
Delta Air Lines Inc.,				
New Term B-1 Loan, 4.00%, 10/18/18	United States	877,800		877,800
New Term Loan, 4.25%, 4/20/17	United States	1,965,000		1,996,112
Hertz Corp., Credit Linked Deposit, 3.75%, 3/11/18	United States	1,000,000		975,210
U.S. Airways Inc., Tranche B-1 Term Loan, 4.25%, 5/23/19	United States	970,000		959,088
				6,902,467
Utilities 0.8%				
Calpine Corp.,				
Term Loan, 4.00%, 4/01/18	United States	2,658,800		2,648,617
Term Loans, 4.00%, 10/09/19	United States	337,450		336,147
				2,984,764
Total Senior Floating Rate Interests (Cost $184,420,532)				186,014,085
Foreign Government and Agency Securities 1.3%				
Government of Malaysia,				
3.434%, 8/15/14	Malaysia	85,000	MYR	27,001
3.741%, 2/27/15	Malaysia	310,000	MYR	98,993
3.835%, 8/12/15	Malaysia	325,000	MYR	104,003
4.72%, 9/30/15	Malaysia	10,000	MYR	3,270
3.197%, 10/15/15	Malaysia	50,000	MYR	15,792
senior bond, 3.461%, 7/31/13	Malaysia	1,400,000	MYR	443,236
senior bond, 5.094%, 4/30/14	Malaysia	55,000	MYR	17,702
Government of Poland,				
5.00%, 10/24/13	Poland	415,000	PLN	125,717
5.75%, 4/25/14	Poland	870,000	PLN	267,937
5.50%, 4/25/15	Poland	645,000	PLN	202,510
Strip, 1/25/14	Poland	1,405,000	PLN	416,279
Government of Sweden, 1.50%, 8/30/13	Sweden	6,630,000	SEK	989,520
Korea Monetary Stabilization Bond,				
senior bond, 2.47%, 4/02/15	South Korea	43,700,000	KRW	37,986
senior note, 2.57%, 6/09/14	South Korea	153,000,000	KRW	133,742
senior note, 2.82%, 8/02/14	South Korea	170,200,000	KRW	149,126
senior note, 2.78%, 10/02/14	South Korea	678,400,000	KRW	593,627
senior note, 2.84%, 12/02/14	South Korea	242,080,000	KRW	211,913
Korea Treasury Bond,				
senior bond, 3.00%, 12/10/13	South Korea	1,084,140,000	KRW	950,520
senior note, 3.25%, 12/10/14	South Korea	56,700,000	KRW	49,973
senior note, 3.25%, 6/10/15	South Korea	42,100,000	KRW	37,138
senior note, 2.75%, 12/10/15	South Korea	204,200,000	KRW	177,863
Total Foreign Government and Agency Securities (Cost $5,166,645)				5,053,848
Asset-Backed Securities and Commercial Mortgage-Backed Securities 8.3%				
Banks 4.9%				
Banc of America Commercial Mortgage Inc.,				
2005-3, A2, 4.501%, 7/10/43	United States	540,691		540,988
2006-4, AJ, 5.695%, 7/10/46	United States	1,460,000		1,460,815
[d,j]Banc of America Large Loan, 2010-HLTN, 144A, FRN, 2.493%, 11/15/15	United States	1,787,439		1,793,200
Bear Stearns Commercial Mortgage Securities Inc.,				
[j]2006-PW11, AJ, FRN, 5.452%, 3/11/39	United States	1,500,000		1,531,553
[j]2006-PW12, AJ, FRN, 5.932%, 9/11/38	United States	500,000		499,907
2006-PW13, AJ, 5.611%, 9/11/41	United States	1,820,000		1,777,481

Franklin Templeton Limited Duration Income Trust

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

Citigroup Commercial Mortgage Trust,				
2006-C5, AJ, 5.482%, 10/15/49	United States	1,200,000		1,119,856
[i,j]2007-C6, AM, FRN, 5.885%, 6/10/17	United States	820,000		901,805
[i]2008-C7, A4, FRN, 6.072%, 12/10/49	United States	700,000		802,759
[i]Citigroup/Deutsche Bank Commercial Mortgage Trust,				
2005-CD1, A3, FRN, 5.222%, 7/15/44	United States	3,000,000		3,039,710
2006-CD3, AJ, FRN, 5.688%, 10/15/48	United States	720,000		639,734
[i]Greenwich Capital Commercial Funding Corp., 2006-GG7, AJ, FRN, 5.867%, 7/10/38	United States	790,000		766,128
[i]Merrill Lynch Mortgage Investors Trust, 2003-OPT1, B2, FRN, 4.318%, 7/25/34	United States	33,301		9,464
[i,j]Merrill Lynch Mortgage Trust, 2005-CKI1, AJ, FRN, 5.391%, 11/12/37	United States	1,825,000		1,885,591
[i,j]Morgan Stanley ABS Capital I Inc. Trust, 2003-NC10, B1, FRN, 5.143%, 10/25/33	United States	350,442		205,005
Wells Fargo Mortgage Backed Securities Trust,				
[i]2004-W, A9, FRN, 2.762%, 11/25/34	United States	679,986		701,134
[j]2007-3, 3A1, 5.50%, 4/25/37	United States	600,053		620,243
				18,295,373
Diversified Financials 3.4%				
[e,i]ARES CLO Funds, 2007-12A, B, 144A, FRN, 1.273%, 11/25/20	Cayman Islands	530,000		530,000
[i,j]Argent Securities Inc., 2003-W5, M4, FRN, 5.818%, 10/25/33	United States	669,068		262,345
[e,i]Atrium CDO Corp., 10A, C, 144A, FRN, 2.876%, 7/16/25	Cayman Islands	920,000		899,921
[e,i]Catamaran CLO Ltd., 2013-1A, C, 144A, FRN, 3.071%, 1/27/25	Cayman Islands	750,000		714,000
[e,i]Cent CDO Ltd., 2007-15A, A2B, 144A, FRN, 0.621%, 3/11/21	Cayman Islands	457,000		423,904
[e,i]Cent CLO LP, 2013-17A, D, 144A, FRN, 3.288%, 1/30/25	Cayman Islands	392,157		391,302
[i]Chase Funding Mortgage Loan Asset-Backed Certificates, 2004-2, 2A2, FRN, 0.693%, 2/25/35	United States	735,817		631,147
[e,i]CIFC Funding Ltd., 2007-3A, A1J, 144A, FRN, 0.676%, 7/26/21	Cayman Islands	640,000		610,947
[e,i]Columbus Nova CLO Ltd., 2007-2A, A2, 144A, FRN, 1.277%, 10/15/21	Cayman Islands	310,000		301,491
[e,i]CT CDO IV Ltd., 2006-4A, A1, 144A, FRN, 0.502%, 10/20/43	Cayman Islands	1,419,627		1,329,871
[i,k]German Residential Asset Note Distributor PLC, 1, C, Reg S, FRN, 2.095%, 1/20/21	Germany	581,780	EUR	753,109
[e,i]Gleneagles CLO Ltd., 2005-1A, A2, 144A, FRN, 0.674%, 11/01/17	Cayman Islands	1,000,000		957,579
[i,j]GSAMP Trust, 2003-AHL, B1, FRN, 6.193%, 10/25/33	United States	748,697		430,317
[e,i]ING Investment Management CLO Ltd.,				
2013-1A, B, 144A, FRN, 3.184%, 4/15/24	Cayman Islands	180,000		178,512
2013-1A, C, 144A, FRN, 3.784%, 4/15/24	Cayman Islands	450,000		427,264
2013-2A, B, 144A, FRN, 2.956%, 4/25/25	United States	1,000,000		980,432
[i]Morgan Stanley Capital I Trust, 2006-HQ8, AJ, FRN, 5.68%, 3/12/44	United States	110,000		112,219
[i,j]Option One Mortgage Loan Trust, 2003-6, M5, FRN, 5.143%, 11/25/33	United States	285,741		144,710
[i,j]Structured Asset Investment Loan Trust, 2003-BC2, M3, FRN, 5.068%, 4/25/33	United States	13,987		1,428
[i,k]Talisman 6 Finance, Reg S, FRN, 0.391%, 10/22/16	Ireland	820,559	EUR	961,273
[e,i]Westchester CLO Ltd., 2007-1A, A1A, 144A, FRN, 0.499%, 8/01/22	Cayman Islands	1,522,389		1,478,080
				12,519,851
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $30,450,955)				30,815,224
Mortgage-Backed Securities 35.0%				
[i]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.2%				
FHLMC, 2.702%, 5/01/34	United States	648,221		657,320
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 6.0%				
FHLMC Gold 15 Year, 5.00%, 12/01/23	United States	2,006,966		2,149,682
FHLMC Gold 15 Year, 5.50%, 7/01/19	United States	54,415		58,697
FHLMC Gold 15 Year, 6.00%, 3/01/14	United States	35,320		35,686
FHLMC Gold 30 Year, 3.00%, 7/01/43	United States	8,390,000		8,180,250
FHLMC Gold 30 Year, 3.50%, 6/01/42	United States	1,890,000		1,914,806
FHLMC Gold 30 Year, 4.50%, 9/01/39 - 4/01/40	United States	688,798		725,694
FHLMC Gold 30 Year, 5.00%, 11/01/38	United States	1,296,589		1,382,519
FHLMC Gold 30 Year, 5.50%, 4/01/38	United States	2,748,614		2,953,271
FHLMC Gold 30 Year, 6.00%, 7/01/28 - 11/01/36	United States	2,397,893		2,623,634
FHLMC Gold 30 Year, 6.50%, 8/01/27 - 3/01/38	United States	996,107		1,105,291
FHLMC Gold 30 Year, 7.00%, 9/01/27	United States	291,072		338,438
FHLMC Gold 30 Year, 8.00%, 1/01/31	United States	31,943		37,226
FHLMC Gold 30 Year, 8.50%, 7/01/31	United States	762,639		927,355
				22,432,549
[i]Federal National Mortgage Association (FNMA) Adjustable Rate 0.4%				
FNMA, 1.79%, 6/01/32	United States	13,988		14,554

Franklin Templeton Limited Duration Income Trust

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

FNMA, 2.033%, 7/01/34	United States	1,293,703		1,362,867
				1,377,421
Federal National Mortgage Association (FNMA) Fixed Rate 26.8%				
FNMA 15 Year, 2.50%, 7/01/28	United States	8,915,000		8,969,325
FNMA 15 Year, 3.00%, 8/01/27	United States	2,772,321		2,860,057
FNMA 15 Year, 3.50%, 1/01/26	United States	594,509		620,597
FNMA 15 Year, 3.50%, 7/01/28	United States	11,400,000		11,877,375
FNMA 15 Year, 4.00%, 7/01/27	United States	11,900,000		12,546,597
FNMA 15 Year, 5.50%, 7/01/20	United States	877,851		948,973
FNMA 15 Year, 6.00%, 6/01/17	United States	26,453		26,682
FNMA 15 Year, 6.50%, 7/01/20	United States	11,190		11,904
FNMA 30 Year, 3.00%, 9/01/32 - 4/01/43	United States	4,580,386		4,579,511
FNMA 30 Year, 3.00%, 7/15/43	United States	12,750,000		12,461,132
FNMA 30 Year, 3.50%, 6/01/42	United States	7,350,000		7,463,695
FNMA 30 Year, 4.00%, 12/01/40 - 2/01/41	United States	4,073,967		4,248,161
FNMA 30 Year, 4.50%, 9/01/40 - 12/01/40	United States	3,499,704		3,709,061
FNMA 30 Year, 5.00%, 5/01/38 - 7/01/39	United States	2,570,090		2,772,480
FNMA 30 Year, 5.00%, 7/01/39	United States	9,653,000		10,389,798
FNMA 30 Year, 5.50%, 6/01/37	United States	2,464,955		2,673,776
FNMA 30 Year, 5.50%, 7/01/39	United States	8,458,000		9,187,505
FNMA 30 Year, 6.00%, 4/01/33 - 6/01/38	United States	3,381,361		3,700,932
FNMA 30 Year, 6.50%, 8/01/32	United States	405,474		454,671
FNMA 30 Year, 7.00%, 9/01/18	United States	80,272		89,090
FNMA 30 Year, 8.00%, 10/01/29	United States	119,884		136,375
FNMA 30 Year, 8.50%, 8/01/26	United States	209,042		230,052
				99,957,749
Government National Mortgage Association (GNMA) Fixed Rate 1.6%				
GNMA I SF 30 Year, 6.50%, 6/15/31 - 12/15/33	United States	618,853		689,857
GNMA II SF 30 Year, 3.50%, 7/01/42	United States	5,000,000		5,132,812
GNMA II SF 30 Year, 7.00%, 1/20/24 - 1/20/29	United States	95,965		109,835
GNMA II SF 30 Year, 8.00%, 1/20/28 - 10/20/31	United States	219,469		266,996
				6,199,500
Total Mortgage-Backed Securities (Cost $131,107,355)				130,624,539
Total Investments before Short Term Investments (Cost $531,086,530)				536,642,089
Short Term Investments 4.7%				
Foreign Government and Agency Securities 0.4%				
[l]Bank of Negara Monetary Notes, 8/06/13 - 6/19/14	Malaysia	4,640,000	MYR	1,442,670
[l]Korea Monetary Stabilization Bond, 9/10/13	South Korea	151,300,000	KRW	131,770
Total Foreign Government and Agency Securities (Cost $1,609,249)				1,574,440
Total Investments before Money Market Funds (Cost $532,695,779)				538,216,529
		Shares		
Money Market Funds (Cost $16,055,049) 4.3%				
[a,m]Institutional Fiduciary Trust Money Market Portfolio	United States	16,055,049		16,055,049
Total Investments (Cost $548,750,828) 148.5%				554,271,578
Preferred Shares (24.1)%				(90,000,000)
Other Assets, less Liabilities (24.4)%				(91,125,482)
Net Assets 100.0%				$ 373,146,096

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]Security has been deemed illiquid because it may not be able to be sold within seven days.
[c]See Note 6 regarding restricted securities.

Franklin Templeton Limited Duration Income Trust

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

[d] Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2013, the aggregate value of these securities was $95,620,757, representing 25.63% of net assets.

[e] Income may be received in additional securities and/or cash.

[f] Perpetual security with no stated maturity date.

[g] Defaulted security or security for which income has been deemed uncollectible.

[h] A portion or all of the security purchased on a when-issued and delayed delivery basis.

[i] The coupon rate shown represents the rate at period end.

[j] The bond pays interest and/or principal based upon the issuer's ability to pay, which may be less than the stated interest rate or principal paydown.

[k] Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2013, the value of this security was $1,714,382, representing 0.46% of net assets.

[l] The security is traded on a discount basis with no stated coupon rate.

[m] The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

At June 30, 2013, the Fund had the following forward exchange contracts outstanding. See Note 3.

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	DBAB	Sell	191,489	$236,221	7/23/13	$ -	$ (13,056)
Euro	DBAB	Buy	191,489	247,883	7/23/13	1,395	-
Euro	DBAB	Sell	190,862	231,697	7/26/13	-	(16,767)
Euro	DBAB	Buy	190,862	247,081	7/26/13	1,384	-
Euro	DBAB	Sell	190,657	240,402	8/28/13	-	(7,835)
Euro	DBAB	Sell	300,992	380,303	9/04/13	-	(11,602)
Euro	DBAB	Buy	300,992	389,754	9/04/13	2,151	-
Euro	DBAB	Buy	380,000	492,100	9/20/13	2,715	-
Euro	DBAB	Sell	380,000	502,162	9/20/13	7,347	-
Euro	DBAB	Sell	159,371	206,928	10/15/13	-	(625)
Euro	DBAB	Buy	159,371	208,434	10/15/13	1,119	-
Euro	DBAB	Sell	153,194	198,268	10/31/13	-	(1,258)
Euro	DBAB	Buy	153,194	198,455	10/31/13	1,070	-
Japanese Yen	JPHQ	Sell	180,180,000	2,266,427	11/01/13	448,475	-
Euro	DBAB	Buy	84,184	109,069	11/04/13	578	-
Euro	DBAB	Sell	84,184	109,859	11/04/13	212	-
Euro	DBAB	Sell	362,000	465,170	11/08/13	-	(6,332)
Euro	DBAB	Buy	109,910	143,806	11/08/13	-	(649)
Euro	DBAB	Buy	39,907	51,708	11/08/13	271	-
Euro	JPHQ	Sell	78,316	100,282	11/12/13	-	(1,727)
Euro	DBAB	Sell	309,763	403,918	12/03/13	397	-
Euro	DBAB	Buy	389,500	507,324	12/18/13	110	-
Euro	DBAB	Sell	389,500	514,413	12/18/13	6,979	-

Franklin Templeton Limited Duration Income Trust
Statement of Investments, June 30, 2013 (unaudited) *(continued)*

At June 30, 2013, the Fund had the following credit default swap contracts outstanding. See Note 3.

Description	Counterparty[a] / Exchange	Notional Amount[b]	Periodic Payment Rate	Expiration Date	Upfront Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Market Value	Rating[c]
Centrally Cleared Swaps									
Contracts to Sell Protection[d]									
Traded Index									
CDX.NA.HY.20	ICE	4,000,000	5.00%	6/20/18	$ 123,684	-	(4,203)	119,481	Non Investment Grade
Centrally Cleared Swaps unrealized appreciation (depreciation)						-	(4,203)		
Net unrealized appreciation (depreciation)							$ (4,203)		
OTC Swaps									
Contracts to Sell Protection[d]									
Traded Index									
CMBX.NA.AJ.2	FBCO	$2,800,000	1.09%	3/15/49	$ (400,069)	$ -	$ (12,936)	(413,005)	Non Investment Grade
MCDX.NA.20	CITI	$3,000,000	1.00%	6/20/18	(24,982)	-	(23168)	(48,150)	Non Investment Grade
OTC Swaps unrealized appreciation (depreciation)						-	(36,104)		
Total Credit Default Swaps unrealized appreciation (depreciation)						-	(36,104)		
Net unrealized appreciation (depreciation)							$ (40,307)		

[a]Positions are generally not collateralized if the market value is $100,000 to $250,000. Collateral requirements may be net of current positions at the individual counterparty for the fund.

The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end:

Counterparty	Collateral Posted (Received)
CITI	$ 520,000
DBAB	140,000
JPHQ	258,362
Total collateral	$ 918,362

[b]In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

[c]Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.

[d]The fund enters contracts to sell protection to create a long credit position. Performance triggers include failure to pay or bankruptcy of the underlying securities for traded index swaps.

Franklin Templeton Limited Duration Income Trust

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Templeton Limited Duration Income Trust (Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end investment company.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Investments in open-end mutual funds are valued at the closing net asset value.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund for OTC derivatives, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

At June 30, 2013, the Fund received $534,213 in U.S. Treasury Notes as collateral for derivatives.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (“OTC credit default swaps”) or may be executed in a multilateral trade facility platform, such as a registered exchange (“centrally cleared credit default swaps”). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the underlying referenced debt obligation. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss.

4. MORTGAGE DOLLAR ROLLS

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

The Fund is investing in mortgage dollar rolls as an alternate form of leverage. As a result, the mortgage dollar rolls are considered indebtedness or a “senior security” for purposes of the asset coverage requirements under the 1940 Act.

5.	INCOME TAXES

At June 30, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$ 549,113,409
Unrealized appreciation	$ 12,016,586
Unrealized depreciation	(6,858,416)
Net unrealized appreciation (depreciation)	$ 5,158,170

6. RESTRICTED SECURITIES

At June 30, 2013, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 (1933 Act) deemed to be liquid, as follows:

Principal Amount/ Shares	Issuer	Acquisition Dates	Cost	Value
300,000	CEVA Group PLC, senior note, first lien, 144A, 4.00%, 5/01/18	12/09/10 - 5/02/13	$ 303,734	$ 246,000
112	CEVA Holdings LLC	3/10/10 - 5/02/13	167,184	100,926
6	CEVA Holdings LLC, cvt. pfd., A-1	5/02/13	-	7,200
243	CEVA Holdings LLC, cvt. pfd., A-2	3/10/10 - 5/02/13	361,908	218,475
6,000 [a]	New Page Holdings Inc.	9/17/09 - 3/08/10	1,346,131	525,000
	Total Restricted Securities (Value is 0.29% of Net Assets)		$ 2,178,957	$ 1,097,601

[a]The Fund also invests in unrestricted securities or other investments in the issuer, valued at $- as of June 30, 2013.

7. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical financial instruments
- Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of June 30, 2013, in valuing the Fund's assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:				
Investments in Securities:				
Equity Investments*:				
Materials	$ -	$ 525,000	$ - [b]	$ 525,000
Transportation	-	-	326,601	326,601
Corporate Bonds	-	183,036,792	246,000	183,282,792
Senior Floating Rate Interests	-	186,014,085	-	186,014,085
Foreign Government and Agency Securities	-	5,053,848	-	5,053,848
Asset-Backed Securities and Commercial Mortgage-Backed Securities	-	30,815,224	-	30,815,224
Mortgage-Backed Securities	-	130,624,539	-	130,624,539
Short Term Investments	16,055,049	1,574,440	-	17,629,489
Total Investments in Securities	$ 16,055,049	$537,643,928	$572,601	$554,271,578
Forward Exchange Contracts	-	942,164	-	942,164
Liabilities:				
Swaps	-	40,307	-	40,307
Forward Exchange Contracts	-	85,405	-	85,405
Unfunded Commitments	-	23,889	-	23,889

*Includes common and convertible preferred stocks as well as other equity investments.
[b]Includes securities determined to have no value at June 30, 2013.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Templeton Limited Duration Income Trust

By  /s/LAURA F. FERGERSON

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date: August 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/LAURA F. FERGERSON

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date: August 27, 2013

By /s/ GASTON GARDEY____

Gaston Gardey

Chief Financial Officer and

Chief Accounting Officer

Date: August 27, 2013